STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(3)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.